Derivative Financial Instruments [Text Block]	6 Months Ended
Sep. 30, 2014
Derivative Financial Instruments [Text Block]

13.    DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2014 for a further discussion of the MUFG Group’s use of derivative instruments. During the six months ended September 30, 2014, there was no change in the MUFG Group’s use of derivative instruments that had a material impact on the MUFG Group’s financial position and results of operations.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by MUAH whose fiscal period ends on December 31.

Cash Flow Hedges

MUAH used interest rate swaps with a notional amount of ¥ 831.2 billion at June 30, 2014 to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on the London Interbank Offered Rate (“LIBOR”) indexed loans. To the extent effective, payments received (or paid) under the swap contract offset fluctuations in interest income on loans caused by changes in the relevant LIBOR index. At June 30, 2014, the weighted average remaining life of the currently active cash flow hedges was approximately 3.85 years.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of Accumulated OCI and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness are recognized in earnings in the period in which they arise. At June 30, 2014, MUAH expects to reclassify approximately ¥9.7 billion of income from Accumulated OCI to net interest income during the twelve months ending June 30, 2015. This amount could differ from amounts actually realized due to changes in interest rates, hedge terminations and the addition of other hedges subsequent to June 30, 2014.

Fair Value Hedges

MUAH engages in an interest rate hedging strategy in which one or more interest rate swaps are associated with a specified interest bearing liability, in order to convert the liability from a fixed rate to a floating rate instrument. This strategy mitigates the changes in fair value of the hedged liability caused by changes in the designated benchmark interest rate, U.S. dollar LIBOR.

For fair value hedges, the effective portion of the gain or loss on the hedging instruments is reported in interest expense and the ineffective portion is recorded in noninterest expense. For the six months ended June 30, 2014, MUAH recorded gains on the hedging instruments and losses on the hedged liability, both of which were less than ¥1 billion.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2014 and September 30, 2014:

	Notional amounts(1)
	March 31, 2014	September 30, 2014
	(in trillions)
Interest rate contracts	¥962.5	¥1,042.0
Foreign exchange contracts	169.5	192.3
Equity contracts	3.1	3.6
Commodity contracts	2.5	1.8
Credit derivatives	7.1	7.0
Others	2.7	3.0

Total	¥1,147.4	¥1,249.7

Note:	(1)	Includes both written and purchased position.

Impact of Derivatives on the Condensed Consolidated Balance Sheets

The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s condensed consolidated balance sheets at March 31, 2014 and September 30, 2014:

	Fair value of derivative instruments
	March 31, 2014(1)(5)			September 30, 2014(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥8,616	¥1	¥8,617	¥9,078	¥4	¥9,082
Foreign exchange contracts	2,916	—	2,916	4,080	—	4,080
Equity contracts	149	—	149	174	—	174
Commodity contracts	69	—	69	67	—	67
Credit derivatives	57	—	57	58	—	58
Others(6)	2	—	2	3	—	3

Total derivative assets	¥11,809	¥1	¥11,810	¥13,460	¥4	¥13,464

Derivative liabilities:
Interest rate contracts	¥8,522	¥1	¥8,523	¥8,889	¥—	¥8,889
Foreign exchange contracts	2,999	—	2,999	4,612	—	4,612
Equity contracts	144	—	144	188	—	188
Commodity contracts	60	—	60	60	—	60
Credit derivatives	62	—	62	60	—	60
Others(6)	(23)	—	(23)	1	—	1

Total derivative liabilities	¥11,764	¥1	¥11,765	¥13,810	¥—	¥13,810

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2014.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Condensed Consolidated Statements of Income and Accumulated OCI

The following tables provide more detailed information regarding the derivative-related impact on the accompanying condensed consolidated statements of income and Accumulated OCI by accounting designation for the six months ended September 30, 2013 and 2014:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2013:
Interest rate contracts	¥—	¥34	¥34
Foreign exchange contracts	(3)	—	(3)
Equity contracts	—	(94)	(94)
Commodity contracts	—	(4)	(4)
Others	(2)	2	—

Total	¥(5)	¥(62)	¥(67)

Six months ended September 30, 2014:
Interest rate contracts	¥—	¥171	¥171
Foreign exchange contracts	(189)	—	(189)
Equity contracts	—	(82)	(82)
Credit derivatives	—	1	1
Others	(2)	(27)	(29)

Total	¥(191)	¥63	¥(128)

Gains and losses for derivatives designated as cash flow hedges

	Six months ended September 30,
	2013	2014
	(in billions)
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥1	¥8

Total	¥1	¥8

Gains reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥1	¥5

Total	¥1	¥5

Note:	(1)	Included in Interest income.

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the accompanying condensed consolidated balance sheets with the host contract. The MUFG Group accounts for credit-linked notes as host contracts with embedded derivatives and measures the entire contracts at fair value.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage its credit risk exposure, to facilitate client transactions, and for proprietary trading purposes, under which they provide the counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2014 for a more detailed explanation and discussion of credit derivatives.

The table below summarizes certain information regarding protection sold through credit default swaps and credit-linked notes as of March 31, 2014 and September 30, 2014:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2014:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥422,991	¥1,952,552	¥78,741	¥2,454,284	¥(30,634)
Non-investment grade	49,579	180,168	2,750	232,497	1,326
Not rated	1,132	4,221	—	5,353	(74)

Total	473,702	2,136,941	81,491	2,692,134	(29,382)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	940	83,816	166,629	251,385	(3,316)
Non-investment grade	—	—	—	—	—

Total	940	83,816	166,629	251,385	(3,316)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	122,837	339,606	1,000	463,443	(5,520)
Non-investment grade	—	7,407	—	7,407	(779)
Not rated	—	51,527	—	51,527	(487)

Total	122,837	398,540	1,000	522,377	(6,786)

Total index and basket credit default swaps sold	123,777	482,356	167,629	773,762	(10,102)

Total credit default swaps sold	¥597,479	¥2,619,297	¥249,120	¥3,465,896	¥(39,484)

Credit-linked notes(3)	¥—	¥—	¥4,546	¥4,546	¥(4,368)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2014:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥533,866	¥1,878,601	¥62,565	¥2,475,032	¥(34,854)
Non-investment grade	53,711	174,284	4,800	232,795	(830)
Not rated	2,500	—	—	2,500	(19)

Total	590,077	2,052,885	67,365	2,710,327	(35,703)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	940	249,828	—	250,768	(4,390)
Non-investment grade	—	2,880	—	2,880	(10)

Total	940	252,708	—	253,648	(4,400)

Index and basket credit default swaps held by MUSHD:
Investment grade(2)	155,789	288,110	—	443,899	(5,838)
Non-investment grade	—	9,758	—	9,758	(818)
Not rated	3,391	62,625	—	66,016	(1,801)

Total	159,180	360,493	—	519,673	(8,457)

Total index and basket credit default swaps sold	160,120	613,201	—	773,321	(12,857)

Total credit default swaps sold	¥750,197	¥2,666,086	¥67,365	¥3,483,648	¥(48,560)

Credit-linked notes(3)	¥—	¥—	¥2,767	¥2,767	¥(2,715)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
	(3)	Fair value amounts shown represent the fair value of the hybrid instruments.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥35 billion and ¥3,048 billion, respectively, at March 31, 2014, and approximately ¥43 billion and ¥3,075 billion, respectively, at September 30, 2014.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group’s derivative instruments contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2014 and September 30, 2014 was approximately ¥2.5 trillion and ¥3.0 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥253 billion and ¥494 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥125 billion and ¥43 billion, respectively, as of March 31, 2014 and ¥134 billion and ¥151 billion, respectively, as of September 30, 2014.